Legal Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Legal Contingencies
Legal Contingencies
ASML is party to various legal proceedings generally incidental to our business. ASML also faces exposures from other actual or potential claims and legal proceedings. In addition, ASML’s customers may be subject to claims of infringement from third parties alleging that the ASML equipment used by those customers in the manufacture of semiconductor products, and/or the methods relating to use of the ASML equipment, infringes one or more patents issued to those third parties. If these claims were successful, ASML could be required to indemnify such customers for some or all of the losses incurred or damages assessed against them as a result of that infringement.
We accrue for legal costs related to litigation and legal proceedings in our Consolidated Statements of Operations at the time when the related legal services are actually provided to ASML. In 2015, EUR 0.1 million estimated losses were recorded as a charge to our Consolidated Statements of Operations (2014: EUR 12.9 million and 2013: EUR 3.2 million).
From late 2001 through 2004, ASML was a party to a series of civil litigations and administrative proceedings in which Nikon alleged ASML’s infringement of Nikon patents relating to lithography. ASML in turn filed claims against Nikon. Pursuant to agreements executed on December 10, 2004, ASML and Nikon agreed to settle all pending worldwide patent litigation between the companies. The settlement included an exchange of releases, a patent cross-license agreement related to lithography equipment used to manufacture semiconductor devices, and payments to Nikon by ASML.
In 2004, the Nikon Cross-License Agreement was signed. Under the Nikon Cross-License Agreement, (i) ASML granted Nikon a non-exclusive license to manufacture and sell lithography equipment under patents owned or otherwise sublicensable by ASML and (ii) Nikon granted ASML a non-exclusive license to manufacture and sell lithography equipment under patents owned or otherwise sublicensable by Nikon. These license grants cover patents having an effective application date before or on December 31, 2002 ("Class A Patents"), as well as patents with an effective application date after December 31, 2002 that were issued worldwide before the end of 2009 ("Class B Patents"), but exclude certain specified patents set forth in the Nikon Cross-License Agreement. The license period is perpetual for Class A Patents, and the licenses for Class B Patents terminated at the end of 2009.
At any time until June 30, 2015 (which deadline has been extended through at least mid-March 2016) each of ASML and Nikon has a right to designate up to five Class B patents (or patents related to lithography issued from 2010 to 2015) of the other party as Class A patents. Any patents acquired after the date of the Nikon Cross-License Agreement are deemed Class B Patents. In addition, pursuant to the terms of the Nikon Cross-License Agreement, the parties have agreed, from January 1, 2010 through December 31, 2014, not to bring suit for claims related to infringement of patents issued and not perpetually licensed, including the Class B Patents. Under the terms of the Nikon Cross-License Agreement, beginning on January 1, 2015, the parties may bring suit for infringement of certain patents subject to the agreement, including any infringement that occurred from January 1, 2010 through December 31, 2014. Damages resulting from claims for patent infringement occurring during the Cross-License Transition Period are limited to three percent of the net sales price of applicable licensed products including optical components.
Accordingly, from January 1, 2015, both Nikon and we are no longer prohibited under the agreement from bringing claims against each other on the basis of infringement of certain patents subject to the Nikon Cross-License Agreement.
If Nikon files suit against us alleging patent infringement, we may incur substantial legal fees and expenses, and we may not prevail. Similarly, if we file suit against Nikon alleging patent infringement, we may incur substantial legal fees and expenses, and we may not prevail. Patent litigation is complex and may extend for a protracted period of time, giving rise to the potential for both substantial costs and diverting the attention of key management and technical personnel. Potential adverse outcomes from patent litigation may include, without limitation, payment of significant monetary damages, injunctive relief prohibiting the sale of products, and/or settlement involving significant costs to be paid by us, any of which may have a material adverse effect on our business, financial condition and/or results of operations. We are unable to predict at this time whether any such patent suit will in fact materialize, or, if so, what its outcome might be.